Summary of Share Option Activity, SCL Equity Plan (Details) - 2009 SCL Equity Plan [Member] - Share options [Member] shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 $ / shares
Disclosure of number and weighted average exercise prices of share options [Line Items]
Outstanding, beginning balance (in shares)	64,874	57,382	48,252
Granted (in shares)	0	19,410	18,873
Exercised (in shares)	(1,766)	(7,749)	(6,186)
Forfeited (in shares)	(8,690)	(4,169)	(3,557)
Outstanding, ending balance (in shares)	54,418	64,874	57,382
Exercisable at the end of the period (in shares)	32,903	22,214	18,152
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 4.96	$ 4.99	$ 4.81	$ 4.39
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	0	5.08	5.62
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	3.41	3.65	3.74
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares	5.51	5.35	5.24
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 4.85	$ 5.10	$ 5.00